Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 1,470	$ 3,517	$ 2,249
Costs of revenues		1,508	1,283	1,440
Gross profit (loss)		(38)	2,234	809
Operating expenses:
Research and development, net		34,082	36,731	28,564
Sales and marketing		5,194	4,621	1,814
General and administrative		7,571	8,613	3,709
Total operating expenses		46,847	49,965	34,087
Operating loss		(46,885)	(47,731)	(33,278)
Financial expense (income), net		(3,385)	(7,237)	24,814
Net loss		$ (43,500)	$ (40,494)	$ (58,092)
Basic loss per share attributable to Ordinary Shareholders (in Dollars per share)		$ (0.6)	$ (0.64)	$ (2.64)
Weighted-average number of shares used in computing basic loss per share attributable to Ordinary Shareholders (in Shares)		72,021,520	68,489,983	22,027,292
Diluted loss per share attributable to Ordinary Shareholders (in Dollars per share)	[1]	$ (0.71)	$ (0.8)	$ (2.64)
Weighted-average number of shares used in computing diluted loss per share attributable to Ordinary Shareholders (in Shares)		62,390,302	60,960,641	22,027,292

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for 2023 and 2022.